ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 5,461	$ 6,457
Cost of goods sold	(4,414)	(4,966)
Other, net	(197)	(168)
Interest expense	(181)	(183)
Income taxes	23	(90)
Net income (loss)	(54)	264
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(27)	93
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	1	5
Cost of goods sold	16	11
Other, net	(15)	11
Interest expense	1	1
Income taxes	(1)	(4)
Net income (loss)	2	24
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	11	17
Amortization of prior service cost	(33)	(30)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(7)	82
Net income (loss)	$ (29)	$ 69